Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares to be Issued [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2018	$ 21,909	$ (11,909)		$ (836,412)	$ (826,412)
Balance, shares at Mar. 31, 2018	21,908,810
Shares issued for recapitalization	$ 6,500	(6,500)
Shares issued for recapitalization, Shares	6,500,000
Costs of recapitalization			(495,760)		(495,760)
Shares issued for cash	$ 6,500	1,293,518			1,300,018
Shares issued for cash, Shares	6,500,090
Fair value of shares issued for settlement of convertible notes payable	$ 3,771	$ 1,011,229			$ 1,015,000
Fair value of shares issued for settlement of convertible notes payable, shares	3,771,040
Fair value of shares issued for services	520	193,510			194,030
Fair value of shares issued for services, Shares	$ 520,150
Fair value of warrants issued for services		$ 376,510			$ 376,510
Cash received for shares to be issued			306,000		306,000
Net loss				(1,613,972)	(1,613,972)
Balance at Dec. 31, 2018	$ 39,200	2,360,598	306,000	(2,450,384)	255,414
Balance, shares at Dec. 31, 2018	39,200,090
Shares issued for cash	$ 6,331	$ 2,084,044			$ 2,090,375
Shares issued for cash, Shares	6,330,750				12,011,269
Fair value of shares issued for services	213	106,040	2,317,868		2,424,121
Fair value of shares issued for services, Shares	$ 212,505
Issuance of shares	$ 612	$ 305,388	$ (306,000)
Issuance of shares, shares	612,000
Cash received for shares to be issued			530,000		530,000
Shares issued for cashless exercise of warrants	$ 2,590	(2,590)
Shares issued for cashless exercise of warrants, shares	2,590,910
Fair value of vested options		711,404			711,404
Fair value of shares issued for loan fee	$ 141	54,849			54,990
Fair value of shares issued for loan fee, shares	141,000
Net loss				(5,787,364)	(5,787,364)
Balance at Dec. 31, 2019	$ 49,087	$ 5,619,733	$ 2,847,868	$ (8,237,748)	$ 278,940
Balance, shares at Dec. 31, 2019	49,087,255